Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net
Schedule of property and equipment

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Buildings	520,359	888,541
Furniture, fixtures and office equipment	45,197	63,972
Motor vehicles	15,305	18,961
Machinery and equipment	2,427,277	3,831,912
Leasehold improvements	50,098	89,763
Total *	3,058,236	4,893,149
Less: accumulated depreciation	(562,836)	(1,036,207)
Subtotal	2,495,400	3,856,942
Construction-in-progress	675,321	1,242,266
Property, plant and equipment, net	3,170,721	5,099,208

* Includes impairments of long-lived assets for respective years as impairments are treated as permanent reductions in the carrying amounts of the assets.